Victory RS Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.37%)	8.09%	8.17%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.27%)	5.87%	5.54%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.57%	6.11%	5.88%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.89%	8.54%	8.15% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	9.64%	9.08%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.